SEGMENTED INFORMATION (Details) - CAD ($)	Jan. 31, 2020	Jan. 31, 2019
SEGMENTED INFORMATION (Details)
Non-current assets Canada
Non-current assets USA	280,079	236,887
Non-current assets	$ 280,079	$ 236,887